Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 29, 2022	Dec. 31, 2021
Leases
Lease rent expenses	$ 100		$ 0
Period during which amount of unbilled rent receivable is to be billed and received	9 years 8 months 12 days
Rent payable amount	$ 100		$ 500
Lease term	17 years 9 months 18 days
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	us-gaap:BelowMarketLeaseNet	us-gaap:BelowMarketLeaseNet
Finance lease liability	$ 5,021	$ 5,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Finance lease ROU asset	$ 5,000	$ 5,000
Finance lease renewal term	3 months 18 days
Discount rate	8.10%
Ground expense	$ 600